Net Investment in Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2015
Net Investment in Sales-type Leases [Abstract]
Schedule of Net Investment in Sales-Type Leases

	December 31,	December 31,
	2015	2014

	(U.S. $ in thousands)
Future minimum lease payments receivable	$31,858	$24,930
Less allowance for doubtful accounts	(682)	(452)
Net future minimum lease payment receivable	31,176	24,478
Less unearned interest income	(1,687)	(1,486)
Net investment in sales-type leases	$29,489	$22,992

Schedule of Future Minimum Lease Payments for Sales-type Leases
U.S. $ in thousands
Year ending December 31,
2016	$13,249
2017	9,229
2018	6,189
2019	2,293
2020 and thereafter	898
$31,858